Supplement dated September 18, 2015

Supplement to

MUTUAL OF AMERICA INVESTMENT CORPORATION

COMPOSITE FUND

MID-TERM BOND FUND

BOND FUND

Prospectus and Summary Prospectuses

Dated May 1, 2015

Gary P. Wetterau, Executive Vice President of the Adviser, died on September 15, 2015. Andrew L. Heiskell, Executive Vice President of the Adviser, has added Mr. Wetterau’s responsibilities to his own.

Prospectus and Summary Prospectus Text Changes:

The following replaces the text under the heading “Portfolio Manager” for the Composite Fund: “Andrew L. Heiskell, Executive Vice President of the Adviser, has managed the fixed income portion of the Fund since its inception in 1993 and has managed the mortgage backed segment of the Fund since 2015. Thomas J. Dillman, President of the Adviser, has managed the large cap equity portion of the Fund since 2003.”

The following replaces the text under the heading “Portfolio Manager” for the Mid-Term Bond Fund: “Andrew L. Heiskell, Executive Vice President of the Adviser, has managed the fixed income investment strategy and day-to-day operations of the Fund since its inception in 1993 and has managed the mortgage backed segment of the Fund since 2015.”

The following replaces the text under the heading “Portfolio Manager” for the Bond Fund: “Andrew L. Heiskell, Executive Vice President of the Adviser, has managed the fixed income investment strategy and day-to-day operations of the Fund since its inception in 1993 and has managed the mortgage backed segment of the Fund since 2015.”

Prospectus Text Changes:

On Page 114, the disclosure under the section heading “Portfolio Managers” regarding Gary P. Wetterau is deleted.

On Page 115, the existing paragraph under the sub-heading “Composite Fund” is replaced with the following: “The fixed income portion, including the mortgage backed segment, of the Composite Fund is managed by Andrew L. Heiskell. The large cap equity portion of the Fund is managed by Thomas J. Dillman. See “Portfolio Managers” for additional information.”

On Page 115, the existing paragraph under the sub-heading “Bond Fund and Mid-Term Bond Fund” is replaced with the following: “The fixed income strategy, day-to-day operations and mortgage backed segment of the Bond Fund and Mid-Term Bond Fund are managed by Andrew L. Heiskell. See “Portfolio Managers” for additional information.”